RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 ₪ / shares
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Change in fair value of liability with respect to outstanding options to non-employee			$ 104
Financial income (expenses) related to embedded derivative		$ 269	(811)
Research and development component		421	758
Amortization research and development component	$ 421	337	$ 230
Ordinary shares, par value per share | ₪ / shares				₪ 0.01	₪ 0.01
Financial expenses as a result of 2014 Baize Agreement		$ 792
Original Pipeline Funding Agreement [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Consideration received in funding arrangement	$ 5,000
Funding receivable	$ 8,000
Options issued to agent | shares	100,000
Warrant and option issuance costs	$ 80
Agreement, start date	Sep. 20, 2010
Agreement, termination date	Apr. 21, 2013
Amended Pipeline Funding Agreement [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Right to exchange the Amended Participation Rights for ordinary shares, calculation description	(i) $ 13,000 less 50% of any cash consideration paid to Baize as Amended Participation Rights, divided by (ii) the average closing price of the Company’s ordinary shares during the twenty (20) trading days prior to the Actual Exchange Date (the “Exchange Price”)
Participation Rights	10.00%
Price at which investors can exchange rights | $ / shares	$ 7.50
Ordinary shares eligible for purchase with warrants | shares	500,000
Exercise price of warrants | $ / shares	$ 6.00
Number of shares to be issued upon exchange of Participation Rights | shares	500,000
Agreement, start date	Apr. 21, 2013
Agreement, termination date	Aug. 20, 2014
Termination and Equity Conversion Agreement [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Participation Rights	5.00%
Issuance of shares in respect to Termination and Equity Conversion Agreement, shares | shares	1,600,000
Ordinary shares, par value per share | ₪ / shares				₪ 0.01
Agreement, start date	Aug. 20, 2014
Minimum [Member] | Amended Pipeline Funding Agreement [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Price at which investors can exchange rights | $ / shares	$ 3.00
Maximum [Member] | Amended Pipeline Funding Agreement [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Price at which investors can exchange rights | $ / shares	$ 12.00